Income Tax (Deferred Tax Assets Not Recognized) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	¥ 89,713	¥ 607,753
2018 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	0	63,733
2019 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	6,132	70,723
2020 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	17,945	140,591
2021 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	12,880	89,376
2022 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	12,687	243,330
2023 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	40,069	0
Impairment losses on property, plant and equipment [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	29,969	486,592
Unused tax losses carried forward [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	¥ 89,713	¥ 607,753